Supplementary Oil and Gas Information - (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Net Proved Oil and Natural Gas Reserves

YEAR ENDED DECEMBER 31, 2024 CONSTANT PRICES AND COSTS

	Light and Medium Oil (mmbbl)	Heavy Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2023	51	12	276	-	11	121
Extensions & Discoveries	-	8	4	-	-	9
Improved Recovery & Infill Drilling	3	-	9	-	1	5
Technical Revisions	-	1	(9)	-	1	2
Acquisitions	-	5	-	-	-	5
Dispositions	-	-	-	-	-	-
Production	(5)	(3)	(26)	-	(1)	(14)
Change for the year	(1)	11	(22)	-	1	7
December 31, 2024	50	23	254	-	12	128
Developed	30	14	149	-	6	75
Undeveloped	20	9	105	-	6	53
Total (2)	50	23	254	-	12	128

(1)
Columns may not add due to rounding.
(2)
Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

YEAR ENDED DECEMBER 31, 2023 CONSTANT PRICES AND COSTS

	Light and Medium Oil (mmbbl)	Heavy Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2022	50	9	272	1	10	115
Extensions & Discoveries	2	4	8	-	-	7
Improved Recovery & Infill Drilling	1	-	13	-	-	4
Technical Revisions	3	1	8	-	2	7
Acquisitions	-	-	1	-	-	-
Dispositions	-	-	-	-	-	-
Production	(5)	(2)	(24)	-	(1)	(12)
Change for the year	1	3	5	-	1	6
December 31, 2023	51	12	276	-	11	121
Developed	30	9	166	-	6	73
Undeveloped	21	4	110	-	5	48
Total (2)	51	12	276	-	11	121

(1)
Columns may not add due to rounding.
(2)
Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

Capitalized Costs

CAPITALIZED COSTS

As at December 31, ($CAD millions)	2024	2023
Proved oil and gas properties	$8,237.0	$11,044.6
Unproved oil and gas properties	-	-
Total capitalized costs	8,237.0	11,044.6
Accumulated depletion and depreciation	(6,896.1)	(9,110.3)
Net capitalized costs (1)	$1,340.9	$1,934.3

(1)
Excludes the carrying value of proved oil and gas properties of $381.6 million classified as asset held for sale.

Costs Incurred

COSTS INCURRED

For the years ended December 31, ($CAD millions)	2024	2023
Property acquisition (disposition) costs (1)
Proved oil and gas properties – acquisitions	$84.9	$0.6
Proved oil and gas properties – dispositions	(1.5)	-
Unproved oil and gas properties	0.5	4.7
Exploration costs (2)	-	-
Development costs (3)	342.3	286.0
Change in decommissioning liability estimate	22.7	(1.0)
Capital expenditures	$448.9	$290.3

(1)
Acquisitions are net of disposition of properties.
(2)
Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(3)
Includes equipping and facilities capital expenditures.

Standardized Measure of Discounted Future Net Cash Flows

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2024	2023
Future cash inflows	$8,266	$8,324
Future production costs	(3,681)	(3,549)
Future development/ abandonment costs	(1,612)	(1,461)
Undiscounted pre-tax cash flows	2,973	3,314
Income taxes	(184)	(272)
Future net cash flows	2,789	3,042
Less 10% annual discount factor	(994)	(1,187)
Standardized measure of discounted future net cash flows	$1,795	$1,855

Standardized Measure of Discounted Future Net Cash Flow Changes

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

For the years ended December 31, ($CAD millions)	2024	2023
Standardized measure of discounted future net cash flows at beginning of year	$1,855	$2,754
Oil and gas sales during period net of production costs and royalties (1)	(460)	(417)
Changes due to prices and royalties (2)	(309)	(1,009)
Actual development costs during the period (3)	342	291
Changes in future development costs (4)	28	(74)
Changes resulting from extensions, infills and improved recovery (5)	210	127
Changes resulting from discoveries (5)	-	-
Changes resulting from acquisitions of reserves (5)	72	-
Changes resulting from dispositions of reserves (5)	-	-
Accretion of discount (6)	172	249
Net change in income tax (7)	29	123
Changes resulting from other changes and technical reserves revisions plus effects on timing (5)	247	101
All other changes (8)	(390)	(290)
Standardized measure of discounted future net cash flows at end of year	$1,795	$1,855

(1)
Company actual before income taxes, excluding general and administrative expenses.
(2)
The impact of changes in prices and other economic factors on future net revenue.
(3)
Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)
The change in forecast development costs.
(5)
End of period net present value of the related reserves.
(6)
Estimated as 10 percent of the beginning of period net present value and the period forecast before tax cashflow net present value.
(7)
The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)
Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.